Borrowings - Excess cash flow payments (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Total excess cash flow payments	$ 21,571	$ 1,536	$ 18,038
ABS I Notes
Disclosure of detailed information about borrowings [line items]
Total excess cash flow payments	0	1,536	2,401
ABS VIII Notes
Disclosure of detailed information about borrowings [line items]
Total excess cash flow payments	10,221	0	14,753
ABS IX Notes
Disclosure of detailed information about borrowings [line items]
Total excess cash flow payments	2,724	0	884
ABS X Notes
Disclosure of detailed information about borrowings [line items]
Total excess cash flow payments	$ 8,626	$ 0	$ 0